Share Based Compensation - Summary of Recognized Share based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 315,362	$ 49,487	¥ 153,110	¥ 1,990
Fulfillment Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	32,673	5,127	1,974	258
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	6,927	1,087	532	174
Product Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	42,666	6,695	4,370	1,043
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 233,096	$ 36,578	¥ 146,234	¥ 515